Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 128,917	$ 95,678	$ 17,170
Addition	279,995	33,239	78,508
Ending balance	408,912	128,917	95,678
Computer software and equipment [Member]
Beginning balance	118,911	92,285	17,170
Addition	4,585	26,626	75,115
Ending balance	123,496	118,911	92,285
Furniture and Fixtures [Member]
Beginning balance	10,006	3,393
Addition		6,613	3,393
Ending balance	10,006	10,006	3,393
Satellite Equipment [Member]
Beginning balance
Addition	275,410
Ending balance	$ 275,410